PROVISIONS (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Legal Claims and Others [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance		$ 221,433		$ 150,586		$ 150,347
Additions	[1]	133,745		115,056		51,929
Uses		(153,220)		(27,986)		(45,963)
Reversals		(5,609)	[2]	(16,223)	[3]	(5,727)	[3]
Ending balance		196,349		221,433		150,586
Other Operating Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions		62,458		76,603		21,625
Reversals		(1,420)		(14,852)		(5,727)
Financial Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions		71,287		38,453		$ 30,304
Reversals		$ (4,189)		$ (1,371)

[1]	Ps. 62,458, Ps. 76,603 and Ps. 21,625 are included in "Other operating expenses" and Ps. 71,287, Ps. 38,453 and Ps. 30,304 in "Financial expenses" for the years ended on December 31, 2017, 2016 and 2015, respectively.
[2]	Ps. 1,420, Ps. 14,852 and Ps. 5,727 are included in "Other operating expenses" and Ps. 4,189 and Ps. 1,371 in "Financial expenses" for the years 2017, 2016 and 2015.
[3]	The total amount is recorded in "Other operating income"